Goodwill and Other Intangible Assets (Gross Carrying Amount of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Goodwill and Other Intangible Assets [Abstract]
Balance at December 31, 2012	$ 539,336
Acquisition of MakerBot	168,386
Patents, trademarks and capitalised software	1,310
Balance at September 30, 2013	$ 709,032